INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of significant components of net deferred tax assets

	December 31,
	2016	2015
Net operating loss carryforward	$37,245	$30,014
Research and development credit carryforward	1,065	942
Stock-based compensation	5,235	3,307
Depreciation and amortization	31	(48)
Accrued expenses	264	186
Charitable contributions	63	96
Subtotal	43,903	34,497
Valuation allowance	(43,903)	(34,497)
Net deferred taxes	$—	$—

Schedule of income tax benefits computed using the federal statutory income tax rate

	December 31,
	2016	2015	2014
Statutory rate	(34.0)%	(34.0)%	(34.0)%
State taxes, net of benefit	(5.4)%	(3.5)%	(4.8)%
Permanent differences:
Derivative losses	(0.9)%	11.0%	0.7%
Other	0.2%	0.3%	2.6%
R&D tax credit	(0.5)%	(0.4)%	(1.0)%
Other	0.5%	0.4%	2.2%
Increase in valuation reserve	40.1%	26.2%	34.3%
Effective tax rate	0.0%	0.0%	0.0%